Borrowings - Financial Liabilities (Narrative III)	12 Months Ended
Dec. 31, 2023
Disclosure Borrowings Financial Liabilities Narrative Iii Abstract
Borrowings - Financial Liabilities (Narrative III)

Upon acquisition of the majority of outstanding stock of Navios Acquisition, Navios Partners assumed the following financial liabilities:

On March 31, 2018, Navios Acquisition entered into a $71,500 sale and leaseback agreement with unrelated third parties to refinance the outstanding balance of the existing facility on four product tankers. Navios Acquisition has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transaction was accounted for as a failed sale. In accordance with ASC 842-40, Navios Acquisition did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under sale and lease back agreement as a financial liability. In April 2018, Navios Acquisition drew $71,500 under this agreement. The sale and leaseback agreement matures in April 2029 and bears interest at Term SOFR plus 190 bps per annum. As of December 31, 2023, the outstanding balance under this agreement was $37,240.

In March and April 2019, Navios Acquisition entered into sale and leaseback agreements with unrelated third parties for $103,155 in order to refinance $50,250 outstanding on the existing facility on three product tankers and to finance two product tankers. Navios Acquisition had a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. The sale and leaseback agreements were scheduled to mature in March and April 2026 respectively, and bore interest at LIBOR plus 350 bps per annum. In April 2023, the Company exercised its purchase option for all five vessels before the end of the lease term, by prepaying an amount of $61,181.

In August 2019, Navios Acquisition entered into a sale and leaseback agreement of $15,000, with unrelated third parties in order to refinance one product tanker. Navios Acquisition has a purchase option to acquire the vessel at the end of the lease term and given the fact that such exercise price is not equal to the fair value of the asset at the end of the lease term, under ASC 842-40, the transaction was determined to be a failed sale. The agreement matures in August 2024. Pursuant to and an amendment dated July 2023, the agreement bears interest at Term SOFR plus an implied margin of 400 bps per annum. As of December 31, 2023, the outstanding balance under this agreement was $6,719.

In September 2019, Navios Acquisition entered into additional sale and leaseback agreements with unrelated third parties for $47,220 in order to refinance three product tankers. Navios Acquisition has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. The agreements were scheduled to mature in September 2023 and September 2026 and bore interest at LIBOR plus a margin ranging from 350 bps to 360 bps per annum, depending on the vessel financed. In May 2023, the Company exercised its purchase option for all three vessels before the end of the lease term, by prepaying an amount of $26,898.

In October 2019, Navios Acquisition entered into sale and leaseback agreements with unrelated third parties for $90,811 in order to refinance six product tankers. Navios Acquisition had a purchase option to acquire the vessels at the end of the lease term and given the fact that such exercise price is not equal to the fair value of each asset at the end of the lease term, under ASC 842-40, the transaction was determined to be a failed sale. In May 2022, the Company exercised its purchase option for two out of six vessels before the end of the lease term, by prepaying an amount of $ 11,295. The sale and leaseback arrangements bore interest at LIBOR plus a margin ranging from 335 bps to 355 bps per annum, depending on the vessel financed. In June 2023, the Company exercised its purchase option for the remaining four vessels before the end of the lease term, by prepaying an amount of $43,913.

In June 2020, Navios Acquisition entered into sale and leaseback agreements with unrelated third parties for $72,053 in order to refinance one MR1, one MR2 and two LR1s. Navios Acquisition had a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. In April 2021 Navios Acquisition prepaid the amount of $6,210. In December 2022, following the sale and release of one 2009-built MR1 product tanker, the Company prepaid the amount of $5,903. The sale and leaseback arrangements bore interest at LIBOR plus margin of 390 bps per annum and were scheduled to mature in June 2027. In January 2023, the Company exercised its purchase option for the remaining three vessels before the end of the lease term, by prepaying an amount of $45,610.

Following the acquisition of 36-vessel drybulk fleet from Navios Holdings, Navios Partners assumed the following financial liabilities:

In November 2019, Navios Holdings entered into sale and leaseback agreement with an unrelated third party for $33,000 in order to finance a Capesize vessel. The agreement matures in the first quarter of 2032. Pursuant to the amendment dated June 28, 2023 the agreement bears interest at Term SOFR plus 211 bps per annum. As of December 31, 2023, the outstanding balance under the sale and leaseback agreement was $22,250.

In February 2020, Navios Holdings entered into a sale and leaseback agreement with an unrelated third party for $35,000 in order to finance a Capesize vessel. Navios Partners has a purchase option to acquire the vessel at the end of the lease term and given the fact that such exercise price is not equal to the fair value of the asset at the end of the lease term, under ASC 842-40, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the liability assumed under the sale and leaseback agreement as a financial liability. The agreement matures in the first quarter of 2032 and following the amendment dated June 28, 2023 bears interest at Term SOFR plus 211 bps per annum. As of December 31, 2023, the outstanding balance under the sale and leaseback agreement was $24,059.

In November 2021, Navios Holdings entered into sale and leaseback agreement with an unrelated third party for $19,000 in order to finance a Capesize vessel. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the liability assumed under the sale and leaseback agreement as a financial liability. The agreement matures in the fourth quarter of 2029. As of December 31, 2023, the outstanding balance under the sale and leaseback agreement was $15,452.

In December 2021, Navios Holdings entered into sale and leaseback agreement with an unrelated third party for $19,000 in order to finance a Capesize vessel. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the liability assumed under the sale and leaseback agreement as a financial liability. The agreement matures in the fourth quarter of 2029. As of December 31, 2023, the outstanding balance under the sale and leaseback agreement was $15,452.

In December 2021, Navios Holdings entered into sale and leaseback agreement with an unrelated third party for $19,000 in order to finance a Capesize vessel. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the liability assumed under the sale and leaseback agreement as a financial liability. The agreement matures in the first quarter of 2029. Following the amendment dated June 27, 2023, the agreement bears interest at Term SOFR plus margin of 211 bps per annum. As of December 31, 2023, the outstanding balance under the sale and leaseback agreement was $13,857.

In December 2021, Navios Holdings entered into sale and leaseback agreement with an unrelated third party for $20,000 in order to finance a Capesize vessel. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the liability assumed under the sale and leaseback agreement as a financial liability. The agreement matures in the fourth quarter of 2027. Pursuant to the amendment dated June 19, 2023, the agreement and bears interest at Term SOFR plus 311 bps per annum. As of December 31, 2023, the outstanding balance under the sale and leaseback agreement was $14,271.

In February 2022, Navios Holdings entered into sale and leaseback agreement with an unrelated third party for $12,000 in order to finance a Panamax vessel. Navios Partners has a purchase option to acquire the vessel at the end of the lease term and given the fact that such exercise price is not equal to the fair value of the asset at the end of the lease term, under ASC 842-40, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the liability assumed under the sale and leaseback agreement as a financial liability. The agreement matures in the first quarter of 2027. As of December 31, 2023, the outstanding balance under the sale and leaseback agreement was $8,339.

In July 2022, Navios Holdings entered into sale and leaseback agreement with an unrelated third party for $22,000 in order to finance a Panamax vessel. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the liability assumed under the sale and leaseback agreement as a financial liability. The agreement matures in the third quarter of 2032. Pursuant to the amendment dated June 27, 2023, the agreement bears interest at Term SOFR plus 166 bps per annum. As of December 31, 2023, the outstanding balance under the sale and leaseback agreement was $19,150.